AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 17, 2001

                                                      REGISTRATION NO. 333-90387
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                       ---------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 1
                                       TO
                                    FORM S-6

                       ---------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                       ---------------------------------

A. EXACT NAME OF TRUST:

                       GOVERNMENT SECURITIES INCOME FUND
                                 GNMA SERIES 2C
                              DEFINED ASSET FUNDS
                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,                               SALOMON SMITH BARNEY INC.
     FENNER & SMITH                                     7 WORLD TRADE CENTER
      INCORPORATED                                           40TH FLOOR
 UNIT INVESTMENT TRUSTS                                  NEW YORK, NY 10048
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051

PAINEWEBBER INCORPORATED                              DEAN WITTER REYNOLDS INC.
   1285 AVENUE OF THE                                      TWO WORLD TRADE
        AMERICAS                                         CENTER--59TH FLOOR
   NEW YORK, NY 10019                                    NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:

  TERESA KONCICK, ESQ.                                     MICHAEL KOCHMAN
      P.O. BOX 9051                                         7 WORLD TRADE
PRINCETON, NJ 08543-9051                                 CENTER--40TH FLOOR
                                                         NEW YORK, NY 10048
    ROBERT E. HOLLEY              COPIES TO:             DOUGLAS LOWE, ESQ.
    1200 HARBOR BLVD.        NORA M. JORDAN, ESQ.     DEAN WITTER REYNOLDS INC.
   WEEHAWKEN, NJ 07087       450 LEXINGTON AVENUE          TWO WORLD TRADE
                              NEW YORK, NY 10017         CENTER--59TH FLOOR
                                                         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and will file the Rule 24f-2 Notice for the most recent fiscal year in March, 2001.

Check box if it is proposed that this Registration Statement shall become effective on January 26, 2001 pursuant to paragraph (b) of Rule 485. /X/
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                           DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           GOVERNMENT SECURITIES INCOME FUND
                           GNMA SERIES 2C
                           (A UNIT INVESTMENT TRUST)

                           -  PORTFOLIO OF MORTGAGE BACKED SECURITIES
                           -  MONTHLY INCOME DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,             -----------------------------------------------------
PIERCE, FENNER & SMITH     The Securities and Exchange Commission has not
INCORPORATED               approved or disapproved these Securities or passed
SALOMON SMITH BARNEY INC.  upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated January 26, 2001.

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Defined Asset Funds-Registered Trademark-
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   - A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
   - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
   - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
   - Ongoing supervision: We monitor each portfolio on an ongoing basis.

No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, OCTOBER 31, 2000.

CONTENTS

                                                    PAGE
                                                    ----
Risk/Return Summary...............................    3
What You Can Expect From Your Investment..........    5
  Monthly Income..................................    5
  Return Figures..................................    5
  Records and Reports.............................    5
The Risks You Face................................    6
  Interest Rate Risk..............................    6
  Prepayment Risk.................................    6
  Expense Risk....................................    6
  Litigation Risk.................................    6
Selling or Exchanging Units.......................    6
  Sponsors' Secondary Market......................    6
  Selling Units to the Trustee....................    6
  Exchange Option.................................    7
How The Fund Works................................    7
  Pricing.........................................    7
  Evaluations.....................................    8
  Income..........................................    8
  Expenses........................................    8
  Portfolio Changes...............................    8
  Fund Termination................................    9
  Certificates....................................    9
  Trust Indenture.................................    9
  Legal Opinion...................................   10
  Auditors........................................   10
  Sponsors........................................   10
  Trustee.........................................   11
  Underwriters' and Sponsors' Profits.............   11
  Public Distribution.............................   11
  Code of Ethics..................................   11
Taxes.............................................   11
Supplemental Information..........................   13
Financial Statements..............................  D-1

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RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks safety of capital and current monthly income, by investing in a portfolio of GNMA securities backed by the full faith and credit of the United States.

 2. WHAT ARE GINNIE MAES?
   Ginnie Maes are mortgage-backed securities guaranteed by the Government National Mortgage Association (GNMA), a U.S. government corporation. Ginnie Maes represent underlying mortgages on one- to four-family houses. GNMA guarantees the timely monthly payment of principal and interest on the Ginnie Maes.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold two issues of Ginnie Maes with a current aggregate face amount of $30,066,048.22. It also holds a short-term U.S. Treasury Note reserved to pay the deferred sales fee. The Fund is a unit investment trust which means that, unlike a mutual fund, the Fund's portfolio is not managed.

 - Ginnie Maes are not rated but their credit quality is comparable to AAA-rated bonds.

 - The securities BUT NOT THE FUND OR THE UNITS are backed by the full faith and credit of the United States.

 - The Portfolio consists of two issues of Ginnie Maes, issued and guaranteed by GNMA, a United States government agency:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
-6% Ginnie Maes
maturing                                                  49%
-7% Ginnie Maes
maturing                                                  49%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates can reduce the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal when homeowners pay down their mortgages sooner than expected. This happens more often when interest rates fall. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want safety of capital and current monthly income. You will benefit from a professionally selected and supervised portfolio of U.S. government backed securities.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements or if you cannot tolerate early returns of principal.

                               DEFINING YOUR INCOME

WHAT YOU MAY EXPECT (Payable on the 23rd day each
month):
Regular Monthly Income per 1,000 units:             $5.03
Annual Income per 1,000 units:                      $60.46
RECORD DAY: 17th day of each month
THESE FIGURES ARE ESTIMATES ON THE EVALUATION DATE; ACTUAL
PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new purchases (as a
percentage of $1,000 invested)                      3.00%

   You will pay an up-front sales fee of 1.00%, as well as a total deferred sales fee of $20.00 (four quarterly payments of $5.00 per 1,000 units payable February, May, August and November 2001. This deferred sales charge will be paid from principal proceeds from the sale or maturity of the short-term Treasury Notes in the Portfolio.

   Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per 1,000 Units.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    IF YOU INVEST:
                                                    --------------
Less than $100,000                                         3.00%
$100,000 to $249,999                                       2.75%
$250,000 to $499,999                                       2.50%
$500,000 to $999,999                                       2.25%
$1,000,000 and over                                        2.00%
Maximum Exchange Fee                                       2.00%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                      AMOUNT
                                                        PER
                                                    1,000 UNITS
                                                    -----------
Trustee's Fee                                          $0.83
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                             $0.55
Evaluator's Fee                                        $0.02
Other Operating Expenses                               $0.16
                                                       -----
TOTAL                                                  $1.56

   The Sponsors historically paid updating expenses.

 7. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and securities are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the securities in the Fund. The Fund may sell a security if certain adverse credit or other conditions exist.

 8. HOW DO I BUY UNITS?
   The minimum investment is $250.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER 1,000 UNITS                          $952.88
(as of October 31, 2001)

   Unit price is based on the net asset value of the Fund plus the up-front sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

 9. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

10. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   Generally, distributions of income from the Fund will be included in your gross income as dividends, but will not be eligible for the dividends-received deduction for corporations. If you have held units for more than one year you may be entitled to a 20% maximum federal tax rate for gains from the disposition of these units. The Fund is not likely to be suitable for foreign investors not engaged in a U.S. trade or business.

11. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your monthly income in cash unless you choose to compound your income by reinvesting in the GNMA Fund Investment Accumulation Program, Inc. This Program is an open-end mutual fund with a comparable investment objective. Income from this program will be subject to U.S. federal income taxes for both U.S. and foreign investors. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:

  - prepayments on the underlying mortgages;
  - elimination of one or more securities from the Fund's portfolio because of redemptions or sales; or
  - a change in the Fund's expenses;

Changes in interest rates generally will not affect your monthly income because the portfolio is fixed, but could result in increased payments on the mortgages underlying the Ginnie Maes in the Fund.

Along with your monthly income, you will receive your share of any available principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the securities in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual  -     Estimated
Interest Income      Annual Expenses
------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the securities in the Fund. It is an average of the yields to maturity of the individual securities in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each security's yield by its market value and the time remaining to the call or maturity date.

Yields on individual securities depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:

- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new securities are deposited in exchange or substitution for securities originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF INTEREST RECEIVED DURING THE YEAR.

You may request:

- copies of evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, securities with longer maturities will change in value more than securities with shorter maturities. The mortgages underlying the Ginnie Maes in the Fund are more likely to be prepaid when interest rates decline. This would result in early returns of principal to you and could result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

PREPAYMENT RISK

You may receive payments of principal sooner than expected if many homeowners prepay the mortgages that underly the Ginnie Maes. There is no prepayment protection. Interest payments will also decrease as principal is returned.

EXPENSE RISK

If many investors sell their units, the Fund will have to sell securities. This could increase your share of Fund expenses.

LITIGATION RISK

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:

  - ADDING the value of the securities, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

If you sell your units before the final deferred sales fee installment, the amount of any remaining installments will be deducted from your proceeds.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge other than any remaining deferred sales fee. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained a secondary market continuously for over 30 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the

Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select securities to be sold. Securities will be selected based on market and credit factors. These sales could be made at times when the securities would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 2.00%. You may exchange units of this Fund for units of certain other funds at a reduced sales fee if your investment goals change. In addition, you may exchange into this Fund from certain other Defined Asset Funds and unit trusts. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the securities, less expenses, from the most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the securities on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following federal holidays: Columbus Day and Veterans Day). Values are based on current bid or offer prices for the securities or comparable bonds. In the past, the difference between bid and offer prices of Ginnie Mae securities of the type in this Fund has ranged between 0.25% and 0.50%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

Any quarterly deferred sales charge you owe are paid with interest and principal from certain bonds. If these amounts are not enough, the rest will be paid out of distributions to you from the Fund's Capital and Income Accounts.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a security.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep securities in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a security in certain cases if we believe that certain adverse credit or certain other conditions exist.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of securities that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:

  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last security in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of securities deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining securities, and you will receive your final distribution. Any security that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling securities. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or

  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
7 World Trade Center--40th Floor,
New York, NY 10048

DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PAINEWEBBER INCORPORATED (an indirect subsidiary of UBS AG and an affiliate of UBS Warburg LLC)
1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Departament, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial deposit of the securities. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

In the opinion of our counsel, under existing law:

TAXATION OF THE FUND

The Fund intends to qualify and elect to be treated as a "regulated investment company." Qualification and election as a "regulated investment company" involve no supervision of investment policy or management by any governmental agency. It is anticipated that the Fund will not be subject to federal income tax or the 4% excise tax on certain undistributed income of "regulated investment companies" because the Indenture requires the Fund to distribute in a timely manner the required percentage of its taxable income to qualify for exemption from these taxes.

DISTRIBUTIONS

Generally, distributions of the Fund's interest income, ordinary gain and any net short-term capital gain will be taxable to you as ordinary income.

Distributions that exceed the Fund's taxable income will be treated as a return of capital and will reduce your basis in your units and, to the extent such distributions exceed your basis, will be treated as a gain from the sale of your units (as discussed below). Distributions that are taxable to you as ordinary income will be treated as dividends for federal income tax purposes but will not give rise to a dividends-received deduction for corporations.

Although all or part of the Fund's taxable income for a calendar year may be distributed shortly after the end of the calendar year, you will be treated for federal income tax purposes as having received this distribution during the calendar year. Distributions may also be subject to state and local taxation, and you should consult your tax adviser in this regard.

You will be taxed in the manner described above regardless of whether you actually receive distributions from the Fund or you elect to have distributions automatically reinvested.

GAIN OR LOSS UPON DISPOSITION

You will generally recognize capital gain or loss when you dispose of your units (by sale, redemption or otherwise). If securities are distributed to you when you redeem your units, you will generally recognize gain or loss in an amount equal to the difference between your basis in your units and the fair market value of those securities. Any capital gain or loss that you recognize on a disposition of your Units will be long-term if you held your Units for more than one year and short-term otherwise. However, any capital loss on the sale or redemption of a unit you have held for six months or less will be a long-term capital loss to the extent of any capital gain dividends previously distributed to you by the Fund. The deduction for capital losses is subject to limitations. If you have held your units for more than one year, you may be entitled to a 20% maximum federal tax rate for gains from the disposition of those units. You should consult your tax adviser in this regard.

Payments of principal on underlying mortgages or sales of securities by the Fund may give rise to gain to the Fund. The amount of gain will be based upon the cost of the security to the Fund (without regard to the value of the security when you purchased your units). Distributions of this gain generally will be taxable to you and generally will not reduce your basis in your units. Accordingly, you may have a corresponding capital loss (or a reduced amount of gain) on a subsequent sale or redemption of your Units.

TAX REPORTING

The federal tax status of each year's distributions will be reported to you and to the Internal Revenue Service.

FOREIGN INVESTORS

The above discussion relates only to the federal income tax status of the Fund and to the tax treatment of distributions by the Fund to U.S. investors. If you are not a U.S. citizen or resident, you should be aware that Fund distributions generally will be subject to withholding tax at a rate of 30% (or a lower applicable treaty rate). Because interest income of the type received by the Fund generally would not have been subject to withholding if you had received it directly, an investment in the Fund is likely to be appropriate for you only when you can use a foreign tax credit or corresponding tax benefit in respect of the withholding taxes. You should consult your tax adviser to determine whether investment in the Fund is appropriate for you.

RETIREMENT PLANS

You may with to purchase units for an Individual Retirement Account (IRA) or other retirement plan. Generally, capital gains and income received in each of these plans are exempt from federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for tax-deferred rollover treatment. You should consult your attorney or tax adviser about the specific tax rules relating to these plans are offered by brokerage firms, including ths Sponsors of this Fund, and other financial institutions. Fees and charges with respect to such plans may vary.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the Ginnie Maes that may be in the Fund's portfolio and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          GOVERNMENT SECURITIES INCOME FUND,
          GNMA SERIES - 2C,
          DEFINED ASSET FUNDS

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Government Securities Income Fund,
          GNMA Series - 2C,
          Defined Asset Funds:

          We have audited the accompanying statement of condition of Government Securities Income Fund, GNMA Series - 2C, Defined Asset Funds, including the portfolio, as of October 31, 2000 and the related statements of operations and of changes in net assets for the period November 11, 1999 to October 31, 2000. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audit.

          We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at October 31, 2000, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Government Securities Income Fund, GNMA Series - 2C, Defined Asset Fund at October 31, 2000 and the results of its operations and changes in its net assets for the above-stated period in conformity with accounting principles generally accepted in the United States of America.


          DELOITTE & TOUCHE LLP

          New York, N.Y.
          January 5, 2001


                                     D - 1.

     GOVERNMENT SECURITIES INCOME FUND,
     GNMA SERIES - 2C,
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of October 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 29,034,695)(Note 1).........                                                 $29,615,163
       Accrued interest ...............................                                                     162,788
       Accrued interest on Segregated Bonds (Note 5)...                                                      15,548
       Income Payments receivable on Segregated Bonds .                                                          90
       Cash - income ..................................                                                       8,196
       Cash - income on Segregated Bonds ..............                                                      11,143
       Cash - principal ...............................                                                      76,118
                                                                                                        -----------
         Total trust property .........................                                                  29,889,046


     LESS LIABILITIES:
       Principal payments payable .....................                                 $    13,012
       Accrued Sponsors' fees .........................                                       8,068
       Trustee's fees and expenses payable ............                                       2,720          23,800
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       31,487,814 units of fractional undivided
          interest outstanding (Note 3)................                                  29,705,050

       Undistributed net investment income ............                                     160,196     $29,865,246
                                                                                        -----------     ===========

     UNIT VALUE ($ 29,865,246 / 31,487,814 units ).....                                                 $    .94847
                                                                                                        ===========

                       See Notes to Financial Statements.


                                     D - 2.

     GOVERNMENT SECURITIES INCOME FUND,
     GNMA SERIES - 2C,
     DEFINED ASSET FUNDS


     STATEMENT OF OPERATIONS

                                                                                                    November 11, 1999
                                                                                                            to
                                                                                                         October 31,
                                                                                                            2000
                                                                                                            ----

     INVESTMENT INCOME:
       Interest income ........................                                                         $ 1,155,725
       Interest income on Segregated Bonds ....                                                              27,309
       Trustee's fees and expenses ............                                                             (18,355)
       Sponsors' fees .........................                                                              (8,472)
                                                                                                        ------------
       Net investment income ..................                                                           1,156,207
                                                                                                        ------------


     REALIZED AND UNREALIZED GAIN
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........                                                              46,989
       Unrealized appreciation
         of investments .......................                                                             580,468
                                                                                                        ------------
       Net realized and unrealized
          gain on investments .................                                                             627,457
                                                                                                        ------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                                                         $ 1,783,664
                                                                                                        ============

                       See Notes to Financial Statements.


                                     D - 3.

     GOVERNMENT SECURITIES INCOME FUND,
     GNMA SERIES - 2C,
     DEFINED ASSET FUNDS


     STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  November 11, 1999
                                                                                                            to
                                                                                                        October 31,
                                                                                                            2000
                                                                                                            ----

     OPERATIONS:
       Net investment income ..................                                                         $ 1,156,207
       Realized gain on
         securities sold or redeemed ..........                                                              46,989
       Unrealized appreciation
         of investments .......................                                                             580,468
                                                                                                        ------------
       Net increase in net assets
         resulting from operations ............                                                           1,783,664
                                                                                                        ------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................                                                            (968,703)
       Income on Segregated Bonds .............                                                                (528)
       Principal ..............................                                                            (935,720)
                                                                                                        ------------
       Total distributions ....................                                                          (1,904,951)
                                                                                                        ------------

       SHARE TRANSACTIONS:

       Principal Subscription Amount...........                                                          29,593,499
                                                                                                        ------------
       Total share transactions ...............                                                          29,593,499
                                                                                                        ------------

     NET INCREASE IN NET ASSETS ...............                                                          29,472,212

     NET ASSETS AT BEGINNING OF PERIOD ........                                                             393,034
                                                                                                        ------------
     NET ASSETS AT END OF PERIOD ..............                                                         $29,865,246
                                                                                                        ============
     PER UNIT:
       Income distributions during
         period ...............................                                                         $    .05577
                                                                                                        ============
       Principal distributions during
         period ...............................                                                         $    .04515
                                                                                                        ============
       Net asset value at end of
         period ...............................                                                         $    .94847
                                                                                                        ============
     TRUST UNITS:
       Issued during period ...................                                                          31,087,814
       Outstanding at end of period ...........                                                          31,487,814
                                                                                                        ============

                       See Notes to Financial Statements.


                                     D - 4.

          GOVERNMENT SECURITIES INCOME FUND,
          GNMA SERIES - 2C,
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

           (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on November 11, 1999 was based upon offering side evaluations at November 9, 1999, the day prior to the Date of Deposit. Cost of securities at November 11, 1999 was also based on such offering side evaluations.

           (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

           (C)      Interest income is recorded as earned.

     2.   DISTRIBUTIONS

          Distributions of combined interest and principal (plus any prepayments and redemption proceeds) are made to Holders each month. Receipts other than interest and principal paydowns, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

          Cost of 31,487,814 units at Date of Deposit ................                                  $30,289,426
          Less sales charge ..........................................                                      302,894
                                                                                                        -----------
          Net amount applicable to Holders ...........................                                   29,986,532
          Transfer to capital of interest on Segregated Bonds (Note 5)                                       27,309
          Realized gain on securities sold or redeemed ...............                                       46,989
          Principal distributions ....................................                                     (935,720)
          Income distribution on Segregated Bonds ....................                                         (528)
          Unrealized appreciation of investments......................                                      580,468
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $29,705,050
                                                                                                        ===========

     4.   INCOME TAXES

          As of October 31, 2000, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $580,468, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes approximates the amount shown in the accompanying financial statements.


                                     D - 5.

     GOVERNMENT SECURITIES INCOME FUND,
     GNMA SERIES - 2C,
     DEFINED ASSET FUNDS


     NOTES TO FINANCIAL STATEMENTS


     5.   DEFERRED SALES CHARGE

          $629,000 face amount of United States Treasury Notes have been segregated to fund the deferred sales charges. Sales charges are being paid for by proceeds received upon the maturity of these bonds, as well as principal proceeds received in conjunction with the disposition of the unsegregated bonds in the portfolio. A deferred sales charge of $20.00 per 1000 Units is charged in the second year, and paid to the Sponsors in quarterly payments by the Trustee on behalf of the Holders. Should a Holder redeem units prior to the second anniversary of the Funds, the remaining balance of the deferred sales charge will be charged.


                                     D - 6.

     GOVERNMENT SECURITIES INCOME FUND,
     GNMA SERIES - 2C,
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of October 31, 2000                                    Range of
                                                 Interest      Stated            Face
        Security Description                        Rate     Maturities(2)      Amount            Cost          Value(1)
     ---------------------------------             ------ ---------------- ---------------  ---------------  ---------------
   1 Government National Mortgage                  6.000%    11/15/23      $    15,116,980  $    13,890,917  $    14,245,396
     Association, Modified Pass-through                         to
     Mortgage-Backed Securiies                               07/15/29

   2 Government National Mortgage                  7.000     09/15/22           14,949,068       14,518,838       14,743,518
     Association, Modified Pass-through                         to
     Mortgage-Backed Securities                              09/15/30

  3  United States Treasury Notes                  5.875     11/30/01              629,000          624,940          626,249

                                                                           ---------------  ---------------  ---------------
     TOTAL                                                                $     30,695,048 $     29,034,695  $    29,615,163
                                                                           ===============  ===============  ===============

   (1) See Note 1 to Financial Statements.

   (2) On the Date of Deposit, the ranges of the stated maturities were as follows:

       6.00% GNMA - 8/15/14 to 11/15/29
       7.00% GNMA - 8/15/14 to 11/15/29


                                     D - 7.

              Defined
            Asset Funds-Registered Trademark-

HAVE QUESTIONS ?                         GOVERNMENT SECURITIES INCOME FUND
Request the most recent free             GNMA SERIES 2C
Information Supplement                   (A Unit Investment Trust)
that gives more details about            ---------------------------------------
the Fund, by calling:                    This Prospectus does not contain
The Chase Manhattan Bank                 complete information about the
1-800-323-1508                           investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         333-90387) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-2810).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                  100448RR--1/01

                       GOVERNMENT SECURITIES INCOME FUND
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement on Form S-6 of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1-- Form of Standard Terms and Conditions of Trust Effective as of
           October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multi-state Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to Exhibit
            1.11.1 to the Post Effective Amendment No. 10 to the Registration Statement of Government Securities Income Fund, U.S. Treasury Series--7, 1933 Act File No. 33-28452).

    1.11.2-- Government Securities Income Fund Code of Ethics (incorporated by reference to Exhibit 1.11.2 to the Post Effective Amendment No. 10 to the Registration Statement of Government Securities Income Fund, U.S. Treasury Series--7, 1933 Act No. 33-28452).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent auditors.

    9.1 -- Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Government Securities Income Fund, Freddie Mac Series 12, 1933 Act File No. 33-56849.

                       GOVERNMENT SECURITIES INCOME FUND
                                 GNMA SERIES 2C
                              DEFINED ASSET FUNDS

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, GOVERNMENT SECURITIES INCOME FUND, GNMA SERIES 2C DEFINED ASSET FUNDS (A UNIT INVESTMENT TRUST), HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 17TH DAY OF JANUARY, 2001.

               SIGNATURES APPEAR ON PAGES R-3, R-4, R-5 AND R-6.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Numbers: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS

     By JAY M. FIFE
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073

     MARGO N. ALEXANDER
     TERRY L. ATKINSON
     BRIAN M. BAREFOOT
     STEVEN P. BAUM
     MICHAEL CULP
     REGINA A. DOLAN
     JOSEPH J. GRANO, JR.
     EDWARD M. KERSCHNER
     JAMES P. MacGILVRAY
     DONALD B. MARRON
     ROBERT H. SILVER
     MARK B. SUTTON

     By ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039, 333-47553, 333-89009 and
                                            333-39302.

     BRUCE F. ALONSO
     RICHARD M. DeMARTINI
     RAYMOND J. DROP
     JAMES F. HIGGINS
     DONALD G. KEMPF, JR.
     JOHN J. MACK
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     JOHN H. SCHAEFER
     THOMAS C. SCHNEIDER
     ALAN A. SCHRODER
     ROBERT G. SCOTT

     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)